Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated and Combined Statements of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2017	2016	2015
	(In millions)			`
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$(15)	$(51)	$(79)	Net investment gains (losses)
Net unrealized investment gains (losses)	3	3	13	Net investment income
Net unrealized investment gains (losses)	(48)	4	(11)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(60)	(44)	(77)
Income tax (expense) benefit	(286)	15	27
Net unrealized investment gains (losses), net of income tax	$(346)	$(29)	$(50)
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$—	$33	$1	Net derivative gains (losses)
Interest rate swaps	3	3	1	Net investment income
Interest rate forwards	2	2	2	Net derivative gains (losses)
Interest rate forwards	3	2	2	Net investment income
Foreign currency swaps	10	5	—	Net derivative gains (losses)
Credit forwards	—	—	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	18	45	7
Income tax (expense) benefit	(6)	(16)	(2)
Gains (losses) on cash flow hedges, net of income tax	$12	$29	$5

Defined benefit plans adjustment:
Amortization of net actuarial gains (losses)	$—	$(1)	$(2)
Amortization of prior service (costs) credit	—	—	(2)
Amortization of defined benefit plan items, before income tax	—	(1)	(4)
Income tax (expense) benefit	5	—	1
Amortization of defined benefit plan items, net of income tax	5	(1)	(3)
Total reclassifications, net of income tax	$(329)	$(1)	$(48)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2014	$2,555	$190	$(15)	$(15)	$2,715
OCI before reclassifications	(1,975)	102	(25)	(10)	(1,908)
Deferred income tax benefit (expense)	692	(36)	8	4	668
AOCI before reclassifications, net of income tax	1,272	256	(32)	(21)	1,475
Amounts reclassified from AOCI	77	(7)	—	4	74
Deferred income tax benefit (expense)	(27)	2	—	(1)	(26)
Amounts reclassified from AOCI, net of income tax	50	(5)	—	3	48
Balance at December 31, 2015	1,322	251	(32)	(18)	1,523
OCI before reclassifications	(465)	71	1	2	(391)
Deferred income tax benefit (expense)	158	(25)	—	(1)	132
AOCI before reclassifications, net of income tax	1,015	297	(31)	(17)	1,264
Amounts reclassified from AOCI	44	(45)	—	1	—
Deferred income tax benefit (expense)	(15)	16	—	—	1
Amounts reclassified from AOCI, net of income tax	29	(29)	—	1	1
Balance at December 31, 2016	1,044	268	(31)	(16)	1,265
OCI before reclassifications	276	(157)	10	(19)	110
Deferred income tax benefit (expense)	(94)	55	(3)	14	(28)
AOCI before reclassifications, net of income tax	1,226	166	(24)	(21)	1,347
Amounts reclassified from AOCI	60	(18)	—	—	42
Deferred income tax benefit (expense) (2)	286	6	—	(5)	287
Amounts reclassified from AOCI, net of income tax	346	(12)	—	(5)	329
Balance at December 31, 2017	$1,572	$154	$(24)	$(26)	$1,676
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(1)	See Note 6 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)
Includes the $306 million and ($5) million impacts of the Tax Act related to unrealized investments gains (losses), net of related offsets and defined benefit plans adjustment, respectively. See Note 1 for more information.

Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary including dividend restrictions
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2017	2016	2015
		(In millions)
Brighthouse Life Insurance Company	Delaware	$(425)	$1,186	$(1,022)
New England Life Insurance Company	Massachusetts	$68	$109	$157
Statutory capital and surplus was as follows at:

	December 31,
Company	2017	2016
	(In millions)
Brighthouse Life Insurance Company	$5,594	$4,374
New England Life Insurance Company	$483	$455
The table below sets forth the dividends permitted to be paid by the Company’s insurance companies without insurance regulatory approval and dividends paid:

	2018	2017	2016
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Brighthouse Life Insurance Company	$84	$—	$261
New England Life Insurance Company	$65	$106	$295 (3)
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(1)
Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)	An extraordinary cash dividend paid to its former parent, MetLife, Inc.